Schedule of cash and cash equivalents (Details)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 SGD ($)	Apr. 30, 2023 SGD ($)	Apr. 30, 2022 SGD ($)
Notes and other explanatory information [abstract]
Cash at banks	$ 582,113	$ 759,891	$ 1,431,332	$ 1,868,461	$ 1,613,282	$ 1,176,235